Debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt [Abstract]
Summary of the activity in convertible notes

Balance at January 1, 2015	$453,579
Issuance of convertible note	109,000
Original issue debt discount	(3,000)
Debt discount resulting from derivative liability	(270,116)
Write off of debt discount due to debt extinguishment	23,299
Debt converted to common stock	(10,000)
Amortization of debt discount	256,347
$559,109